                                  ARMADA FUNDS
                          A, B, AND C SHARES (RETAIL)
         EQUITY, ASSET ALLOCATION, FIXED INCOME AND TAX FREE BOND FUNDS

      Supplement dated October 5, 2001 to Prospectus dated October 1, 2001

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

This prospectus is amended by addition of the following information to the section entitled "How to Purchase Fund Shares" on page 76:

During the period beginning July 1, 2001 and ending no later than November 30, 2001, any employee of National City Corporation or any of its affiliates and their immediate family members (spouses, parents, siblings, children and grandchildren), who opens a new account and purchases Class A Shares of any one or more of the Armada Aggressive Allocation, Balanced Allocation, and Conservative Allocation Funds (the "Funds") will receive $50. The cost of the promotion will be funded under the Funds' distribution plans.

The offer is subject to the following conditions:

- The employee or immediate family member will invest in a new account in any of the Funds with the required minimum initial purchase ($500 for a regular account; $50 if participating in the Planned Investment Program).

- The Funds will invest $50 in the newly established account/fund no later than the 15th business day of the month following the initial purchase.

- A $50 Redemption Fee will be charged if the new account/fund is fully redeemed within six months of its opening. Exchanges between the funds of the Trust will not be charged.

- The offer may be terminated at any time by the Funds' distributor (as to persons who have not yet purchased shares at the time of termination) without prior notice.

During the period beginning July 1, 2001 and ending no later than November 30, 2001, any employee of National City Corporation or any of its affiliates who opens a new account in Armada Funds for the purchase of Class A Shares will be entered into a raffle. This raffle will take place no later than December 31, 2001.

The raffle will consist of the following conditions:

- The employee will invest in any new Armada Funds account with the required minimum initial purchase ($500 for a regular account; $50 if participating in the Planned Investment Program).

- The Funds will draw five winners of $250 to be invested in the fund of their choice.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS

                          A, B, AND C SHARES (RETAIL)
                               MONEY MARKET FUNDS

      Supplement dated October 5, 2001 to Prospectus dated October 1, 2001

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

This prospectus is amended by addition of the following information to the section entitled "How to Purchase Fund Shares" on page 26:

During the period beginning July 1, 2001 and ending no later than November 30, 2001, any employee of National City Corporation or any of its affiliates who opens a new account in Armada Funds for the purchase of Class A shares will be entered into a raffle. This raffle will take place no later than December 31, 2001.

The raffle will consist of the following conditions:

- The employee will invest in any new Armada Funds account with the required minimum initial purchase ($500 for a regular account; $50 if participating in the Planned Investment Program).

- The Funds will draw five winners of $250 to be invested in the fund of their choice.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.